UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet Capital Management, L.P.
Address:    590 Madison Ave., 39th Floor
            New York, NY  10022

Form 13F File Number:    28-12508
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Financial Officer
Phone:    (212) 201-7856

Signature, Place, and Date of Signing:

   /s/  Jeff Faber                  New York, NY          November 13, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as general partner of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $639,059 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170


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                                               FORM 13F INFORMATION TABLE
                                          3RD QUARTER ENDING SEPTEMBER 30, 2009
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
COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4COLUMN 5   COLUMN 6  COLUMN 7                    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP    VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER       SOLE   SHARED   NONE
                                                     (X$1000)  PRN AMT    PRN CALL  DISCRETION     MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC NEW              COM            044209104  2,606      60,300 SH        SHARED-DEFINED  1, 2, 3         60,300
ASSURED GUARANTY LTD         COM            G0585R106 26,778   1,378,900 SH        SHARED-DEFINED  1, 2, 3      1,378,900
BRUNSWICK CORP               COM            117043109  5,548     463,070 SH        SHARED-DEFINED  1, 2, 3        463,070
CALAVO GROWERS INC           COM            128246105  8,828     465,124 SH        SHARED-DEFINED  1, 2, 3        465,124
CHINA-BIOTICS INC            COM            16937B109  8,400     525,000 SH        SHARED-DEFINED  1, 2, 3        525,000
CONSOL ENERGY INC            COM            20854P109  2,580      57,200 SH        SHARED-DEFINED  1, 2, 3         57,200
DRYSHIPS INC                 SHS            Y2109Q101 11,689   1,763,000 SH        SHARED-DEFINED  1, 2, 3      1,763,000
ENERGYSOLUTIONS INC          COM            292756202 39,964   4,334,480 SH        SHARED-DEFINED  1, 2, 3      4,334,480
FORD MTR CO DEL              COM PAR $0.01  345370860  4,939     685,000 SH        SHARED-DEFINED  1, 2, 3        685,000
FUQI INTERNATIONAL INC       COM NEW        36102A207 18,627     637,677 SH        SHARED-DEFINED  1, 2, 3        637,677
GENWORTH FINL INC            COM CL A       37247D106 10,038     840,000 SH        SHARED-DEFINED  1, 2, 3        840,000
GILDAN ACTIVEWEAR INC        COM            375916103 18,708     948,700 SH        SHARED-DEFINED  1, 2, 3        948,700
HARTFORD FINL SVCS GROUP INC COM            416515104  4,868     183,700 SH        SHARED-DEFINED  1, 2, 3        183,700
HICKS ACQUISITION CO I INC   W EXP 9/28/01  429086127  1,591   1,026,500 SH        SHARED-DEFINED  1, 2, 3      1,026,500
HOME BANCSHARES INC          COM            436893200  6,710     306,100 SH        SHARED-DEFINED  1, 2, 3        306,100
ICONIX BRAND GROUP INC       COM            451055107 12,330     988,767 SH        SHARED-DEFINED  1, 2, 3        988,767
KOHLS CORP                   COM            500255104 16,830     295,000 SH        SHARED-DEFINED  1, 2, 3        295,000
LIBERTY MEDIA CORP NEW ENT   ENT COM SER A  53071M500 28,309     909,977 SH        SHARED-DEFINED  1, 2, 3        909,977
MAIDEN HOLDINGS LTD          SHS            G5753U112 39,341   5,411,452 SH        SHARED-DEFINED  1, 2, 3      5,411,452
NATIONAL OILWELL VARCO INC   COM            637071101 31,041     719,703 SH        SHARED-DEFINED  1, 2, 3        719,703
NATIONAL OILWELL VARCO INC   COM            637071101 28,035     650,000 SH  CALL  SHARED-DEFINED  1, 2, 3        650,000
QUESTAR CORP                 COM            748356102  7,512     200,000 SH        SHARED-DEFINED  1, 2, 3        200,000
RADIOSHACK CORP              COM            750438103  7,457     450,000 SH        SHARED-DEFINED  1, 2, 3        450,000
RITE AID CORP                COM            767754104 17,970  10,957,500 SH        SHARED-DEFINED  1, 2, 3     10,957,500
RRI ENERGY INC               COM            74971X107 29,973   4,197,961 SH        SHARED-DEFINED  1, 2, 3      4,197,961
RRI ENERGY INC               COM            74971X107  7,140   1,000,000 SH  CALL  SHARED-DEFINED  1, 2, 3      1,000,000
SOLUTIA INC                  COM NEW        834376501 29,521   2,549,350 SH        SHARED-DEFINED  1, 2, 3      2,549,350
TNS INC                      COM            872960109 54,992   2,007,011 SH        SHARED-DEFINED  1, 2, 3      2,007,011
TRUE RELIGION APPAREL INC    COM            89784N104 18,796     724,867 SH        SHARED-DEFINED  1, 2, 3        724,867
ULTRA PETROLEUM CORP         COM            903914109 19,946     407,395 SH        SHARED-DEFINED  1, 2, 3        407,395
ULTRA PETROLEUM CORP         COM            903914109 31,824     650,000 SH  CALL  SHARED-DEFINED  1, 2, 3        650,000
VIRGIN MEDIA INC             COM            92769L101 70,856   5,090,216 SH        SHARED-DEFINED  1, 2, 3      5,090,216
VIRGIN MEDIA INC             COM            92769L101 15,312   1,100,000 SH  CALL  SHARED-DEFINED  1, 2, 3      1,100,000


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